Financial Liabilities - Summary of Financial Liabilities (Detail) ₩ in Millions, ¥ in Millions, $ in Millions		Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)
Current
Short-term borrowings		₩ 2,578,552			₩ 613,733
Current portion of long-term borrowings and bonds		2,855,565			3,393,506
Derivatives	[1]	14,443			8,594
Cash flow hedging derivatives	[2]				13,400
Lease liabilities		40,694			40,479
Current financial liabilities		5,489,254			4,069,712
Non-current
Bonds	[3]	1,132,098			995,976
Derivatives	[1]	32,965			2,331
Lease liabilities		32,094			43,847
Non-current financial liabilities		9,622,352			8,702,745
Won [member]
Current
Short-term borrowings		2,578,552			613,733
Current portion of long-term borrowings and bonds		1,341,500			611,500
Non-current
Non-current financial liabilities		1,644,602			2,173,500
Bonds	[4]	1,132,098			877,641
Foreign currencies [member]
Current
Short-term borrowings			$ 1,252	¥ 1,000		$ 518
Non-current
Non-current financial liabilities		₩ 6,780,593			₩ 5,487,091

[1]

(*1) Represents cross currency interest rate swap contracts and others entered into by the Group to hedge currency and interest rate risks with respect to foreign currency denominated borrowings and bonds. The contracts are not designated as hedging instruments.

[2]

(*2) Represents forward exchange contracts entered into by the Group to hedge exchange rate risks with respect to forecast sales in foreign currency. The contracts are designated as hedging instruments.

[3]

(*3) USD 667 million was redeemed upon the bondholders’ exercise of their put option, and the remaining outstanding balance (USD 21 million) was fully redeemed upon the Group’s exercise of its early redemption right.

12.
Financial Liabilities. Continued

[4]	(*1) Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.